Other Current Liabilities	12 Months Ended
Mar. 31, 2023
Other Current Liabilities [Abstract]
Other Current Liabilities
29)
OTHER CURRENT LIABILITIES

	As at March 31
Particulars	2022	2023
Statutory liabilities	16,049	18,750
Employee related payables	6,053	6,929
Refund due to customers	35,970	34,025
Deferred income	384	279
Other liabilities (related to Hotel Travel Group) (refer note 14)	8,680	4,320
Other liabilities (related to business combination) (refer note 7 (a))	5,266	4,855
Total	72,402	69,158